SEGMENT INFORMATION - Revenues and Long Lived, Geographical Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenues	$ 81,529	¥ 531,980	¥ 583,909	¥ 531,508
Long-lived Assets		480,183	539,993	333,315
PRC
Segment Reporting Information [Line Items]
Total net revenues		411,805	503,180	447,809
Long-lived Assets		300,623	371,847	315,539
U.S.
Segment Reporting Information [Line Items]
Total net revenues		120,175	80,729	83,699
Long-lived Assets		¥ 179,560	¥ 168,146	¥ 17,776